Financial Assets at Fair Value Through Profit or Loss	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
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Financial Assets at Fair Value Through Profit or Loss
7.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31, 2018	March 31, 2019
Non-current

Financial assets mandatorily classified as at FVTPL Derivative financial assets—warrants	$60,004	$60,004

In July 2018, the Group acquired warrants to subscribe for ordinary shares of DotBio Pte. Ltd., as detailed in Note 16 (under the heading of “Nanyang Technological University”). As there was no material difference to the inputs of the valuation techniques and assumptions, the Group considered no change in fair value for the three months ended March 31, 2019.

7.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

December 31, 2018
Non-current
Financial assets mandatorily classified as at FVTPL
Derivative financial assets – warrants	$60,004

In July 2018, the Group acquired warrants to subscribe for ordinary shares of DotBio Pte. Ltd., as detailed in Note 15 (under the heading of “Nanyang Technological University”).